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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2004

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 15, 2004  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            40
                                              --------------

Form 13F Information Table Value Total:         $619,798
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT D  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT (00)       (A)   (B)   ( C )          (A)    (B)    ( C )
AAR Corp.		COM	000361105	4,470	3,590	SOLE				X
Ampco Pittsburgh	COM	032037103	10,809	8,151	SOLE				X
Astec Industries Inc.	COM	046224101	37,727	19,732	SOLE				X
Automatic Data Proc.	COM	053015103	23,184	5,611	SOLE				X
Blair Corp		COM	092828102	905	321	SOLE				X
Central Fund CDA	COM	153501101	6,501	11,306	SOLE				X
Corning Inc.		COM	219350105	432	390	SOLE				X
CPI Corp.		COM	125902106	21,571	16,280	SOLE				X
Dixie Group Inc		COM	255519100	1,472	1,308	SOLE				X
Donnelley RR & Sons 	COM	257867101	6,029	1,925	SOLE				X
Eastman Kodak		COM	277461109	15,039	4,668	SOLE				X
Evans & Sutherland	COM	299096107	2,214	4,138	SOLE				X
Gardner Denver Inc.	COM	365558105	11,915	4,322	SOLE				X
Graham Corp.		COM	384556106	1,496	1,268	SOLE				X
Great Lakes Chemical	COM	390568103	31,237	12,202	SOLE				X
Helmerich & Payne	COM	423452101	24,896	8,678	SOLE				X
Imation Corp.		COM	45245A107	9,451	2,656	SOLE				X
Japan Sm. Cap. Fund	COM	47109U104	16,406	14,794	SOLE				X
Lawson Products		COM	520776105	3,269	798	SOLE				X
Layne Christensen	COM	521050104	21,325	14,150	SOLE				X
Learning Tree		COM	522015106	3,613	2,562	SOLE				X
Lesco Inc.		COM	526872106	2,517	1,900	SOLE				X
Lufkin Industries	COM	549764108	528	142	SOLE				X
Martin Marietta Mtrls.	COM	573284106	24,321	5,372	SOLE				X
Maxwell Technologies	COM	577767106	23,745	23,031	SOLE				X
Maytag Corp.		COM	578592107	11,318	6,161	SOLE				X
Myers Industries Inc.	COM	628464109	21,687	19,806	SOLE				X
Newmont Mining		COM	651639106	6,176	1,356	SOLE				X
NS Group Inc.		COM	628916108	36,649	19,811	SOLE				X
Parlex Corp.		COM	701630105	5,255	9,822	SOLE				X
Phelps Dodge Corp.	COM	717265102	14,247	1,548	SOLE				X
Readers Digest 		COM	755267101	28,798	19,738	SOLE				X
Regal Beloit		COM	758750103	24,678	10,202	SOLE				X
Snap-On Inc		COM	833034101	11,516	4,179	SOLE				X
Sonoco Products		COM	835495102	28,214	10,671	SOLE				X
Spectrum Control	COM	847615101	412	579	SOLE				X
Tidewater Inc		COM	886423102	25,033	7,690	SOLE				X
Toys R Us		COM	892335100	26,769	15,090	SOLE				X
Transocean Inc.		COM	G90078109	61,019	17,054	SOLE				X
Trinity Industries Inc.	COM	896522109	12,956	4,156	SOLE				X


